As filed with the Commission January 22, 1999
                                                      1933 Act File No. 33-34079
                                                      1940 Act File No. 811-6071

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                         ------

      Pre-Effective Amendment No. ________.............................
                                                                         ------

      Post-Effective Amendment No. 25 .................................     X
                                                                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                         ------

      Amendment No. 33 ................................................     X
                                                                         ------

                             BT INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

Daniel O. Hirsch                    Copies to:       Burton M. Leibert, Esq.
BT Alex. Brown                                       Willkie Farr & Gallagher
One South Street                                     787 Seventh Avenue
Baltimore, Maryland 21202                            New York, New York 10019
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on January 31, 1999 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on ______ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Parts A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 24 under the Securities Act of 1933, as amended, and Amendment No. 55 under the Investment Company Act of 1940, as filed with the Commission on November 24, 1998.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT INSTITUTIONAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 22nd day of January, 1999.

                             BT INSTITUTIONAL FUNDS

                                       By:  /s/ Daniel O. Hirsch
                                            ------------------------------
                                            Daniel O. Hirsch, Secretary
                                            January 22, 1999

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                        TITLE                               DATE
----                                        -----                               ----
By:      /s/ Daniel O. Hirsch               Attorney in Fact           January 22, 1999
         Daniel O. Hirsch                   For the Persons
         SECRETARY                          Listed Below


/s/ JOHN Y. KEFFER*                         President
John Y. Keffer                              Chief Executive Officer

/s/ JOSEPH A. FINELLI*                      Treasurer (Principal
Joseph A. Finelli                           Financial and Accounting
                                            Officer)

/s/ RICHARD J. HERRING*                     Trustee
Richard J. Herring

/s/ BRUCE E. LANGTON*                       Trustee
Bruce E. Langton

/s/ CHARLES P. BIGGAR*                      Trustee
Charles P. Biggar


*        By Power of Attorney

         This Post Effective Amendment No. 25 to the Registration Statement of BT Institutional Funds has been signed below by the following persons in the capacities indicated with respect to International Small Company Equity Portfolio and Global Emerging Market Equity Portfolio, each a series of BT INVESTMENT PORTFOLIOS.

NAME                                        TITLE                      DATE
----                                        -----                      ----
By:      /s/ Daniel O. Hirsch               Attorney in Fact           January 22, 1999
         Daniel O. Hirsch                   For the Persons
         SECRETARY                          Listed Below

/s/ JOHN Y. KEFFER*                         President and
John Y. Keffer                              Chief Executive Officer

/s/ JOSEPH A. FINELLI*                      Treasurer (Principal
Joseph A. Finelli                           Financial and Accounting
                                            Officer)

/s/ CHARLES P. BIGGAR*                      Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                         Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*                   Trustee
Philip Saunders, Jr.



*By Power of Attorney

         This Post Effective Amendment No. 25 to the Registration Statement of BT Institutional Funds has been signed below by the following persons in the capacities indicated with respect to INTERNATIONAL EQUITY PORTFOLIO.

NAME                                        TITLE                      DATE
----                                        -----                      ----
By:      /s/ Daniel O. Hirsch               Attorney in Fact           January 22, 1999
         Daniel O. Hirsch                   For the Persons
         SECRETARY                          Listed Below

/s/ JOHN Y. KEFFER*                         President and
John Y Keffer                               Chief Executive Officer

/s/ JOSEPH A. FINELLI*                      Treasurer (Principal
Joseph A. Finelli                           Financial and Accounting
                                            Officer)

/s/ CHARLES P. BIGGAR*                      Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                         Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*                   Trustee
Philip Saunders, Jr.



*By Power of Attorney

                                Power of Attorney

         The undersigned Trustees and officers, as indicated respectively below, of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, and BT Advisor Funds (each, a "Trust") and, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short/Intermediate U.S. Government Securities Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, Capital Appreciation Portfolio, Intermediate Tax Free Portfolio, and BT Investment Portfolios (each, a "Portfolio Trust") each hereby constitutes and appoints the Secretary, each Assistant Secretary and each authorized signatory of each Trust and each Portfolio Trust, each of them with full powers of substitution, as his true and lawful attorney-in-fact and agent to execute in his name and on his behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by a Trust or a Portfolio Trust with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or Portfolio Trust to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned each hereby ratifies and confirms as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned each hereby revokes any Powers of Attorney previously granted with respect to any Trust or Portfolio Trust concerning the filings and actions described herein.

         IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand as of the 31st day of December, 1998.

SIGNATURES                  TITLE
----------                  -----

                            President and Chief Executive Officer of each Trust
/s/ JOHN Y. KEFFER          and Portfolio Trust
John Y. Keffer

/s/ JOSEPH A. FINELLI       Treasurer (Principal Financial and Accounting
Joseph A. Finelli           Officer) of each Trust and Portfolio Trust